S-K 1603(a) SPAC Sponsor	Dec. 04, 2025
SPAC Sponsor [Line Items]
SPAC Sponsor Name	TGE SpiderNet Capital Group LLC
SPAC Sponsor Form of Organization	Limited Liability Company
SPAC Sponsor Business, General Character [Text Block]	TGE owns a diversified portfolio of media and entertainment businesses, comprising L’Officiel, The Art Newspaper, movie and entertainment projects, and a global portfolio of premium properties.